Equity Method Investment in Smackover Lithium - Changes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Equity Method Investment in Joint Ventures
Beginning, Balance			$ 168,868
Capital contributions			27,225
Loss from investment in Smackover Lithium	$ (1,478)	$ (1,260)	(2,980)	$ (2,244)
Ending, Balance	193,113		193,113
SWA Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance			105,165
Capital contributions			15,125
Loss from investment in Smackover Lithium	(1,234)	(1,020)	(2,533)	(1,849)
Ending, Balance	117,757		117,757
Texas Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance			63,703
Capital contributions			12,100
Loss from investment in Smackover Lithium	(244)	$ (240)	(447)	$ (395)
Ending, Balance	$ 75,356		$ 75,356